Share-based Payment - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Stock Options (Detail)	12 Months Ended
	Oct. 31, 2019 CAD ($) yr	Oct. 31, 2018 CAD ($) yr
Two thousand and nineteen stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %	2.01%
Expected dividend yield	4.49%
Expected price volatility	15.64%
Expected life of option | yr	6.67
Weighted-average fair value | $	$ 5.01
Two thousand and eighteen stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %		1.73%
Expected dividend yield		3.62%
Expected price volatility		15.86%
Expected life of option | yr		6.64
Weighted-average fair value | $		$ 7.68